Events after the reporting period (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands			12 Months Ended
	Jan. 27, 2026	Jan. 21, 2026	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 13, 2026	Mar. 12, 2026	Mar. 11, 2026	Feb. 24, 2026	Feb. 10, 2026	Jan. 28, 2026
IfrsStatementLineItems [Line Items]
Financing				R$ 4,225,778	R$ 2,701,304	R$ 2,708,617
Net revenue					R$ 62,720
Non Adjusting Event [Member]
IfrsStatementLineItems [Line Items]
Acquisition of common shares equivalent	90.00%	74.90%	90.00%					100.00%				40.21%
Provision of public water and sewage services	R$ 65
Debentures issued											R$ 6,292,086
Acquisition shares issued		11,009,550
Acquisition of common shares equivalent		29.79%										66.80%
Acquired common share		R$ 62.00
Acquired consideration		R$ 59.33
Consideration acquired		R$ 682,643						R$ 171,638				R$ 476,461
Transaction acquisition		14,856,900
Acquired preferred share												R$ 32.07
Acquisition total capital		70.10%
Securities issued										R$ 144,000
Common acquisition shares								3,407,000
Acquisition common interest rate								23.17%
Acquisition share capital interest rate								9.22%
Acquired price per share							R$ 49.47		R$ 50.38
Non Adjusting Event [Member] | Inter American Investment Corporation [Member]
IfrsStatementLineItems [Line Items]
Investment	1,500,000
Financing	150,000
Financing			R$ 1,350,000
Non Adjusting Event [Member] | Inter American Investment Corporation [Member] | Maturity 2031 [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 850,000
Interest rate	5.75%		5.75%
Non Adjusting Event [Member] | Inter American Investment Corporation [Member] | Maturity 2036 [Member]
IfrsStatementLineItems [Line Items]
Principal amount			R$ 500,000
Interest rate	6500.00%		6500.00%